SEGMENT INFORMATION - Entity-Wide Disclosures Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Revenue by geography
Net revenue	$ 6,510	$ 6,833	$ 6,848
UNITED STATES
Revenue by geography
Net revenue	2,246	2,410	2,385
CHINA Including Hong Kong
Revenue by geography
Net revenue	1,217	1,383	1,499
Rest Of World
Revenue by geography
Net revenue	$ 3,047	$ 3,040	$ 2,964